DEBT - Bridge Financing - Automatic Conversion or Debt Extension (Details) - Bridge Notes	12 Months Ended
	Dec. 31, 2021	Oct. 01, 2020	Sep. 30, 2020
Debt Instrument [Line Items]
Discount rate on issue price of stock in automatic conversion stock	10.00%
Rate on issue price of stock in automatic conversion stock	90.00%
Minimum percentage of repayments of total adjusted outstanding principal for automatic conversion	25.00%
Interest rate	15.00%	30.00%	24.00%
Maturity term	18 months